Worldwide Health Sciences Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)



Common Stocks and Warrants -- 94.32%

                                                                Percentage of
Security                    Shares     Value                    Net Assets
-------------------------------------------------------------------------------

Major Capitalization - Europe -- 22.58%
-------------------------------------------------------------------------------
Altana                       100,000   $  6,370,514                 4.40%
Ares-Serono                    3,350      4,088,766                 2.83%
Astra AB, Class A            300,000      5,041,235                 3.49%
Novartis AG                    3,500      5,595,000                 3.87%
Roche Holding AG                 370      3,839,841                 2.65%
Sanofi SA                     68,700      7,725,253                 5.34%
-------------------------------------------------------------------------------
                                       $ 32,660,609                22.58%
-------------------------------------------------------------------------------

Major Capitalization - Far East -- 9.45%
-------------------------------------------------------------------------------
Banyu Pharmaceutical Co.     307,000   $  4,007,474                 2.77%
Eisai Co., Ltd.              375,000      4,471,891                 3.09%
Fujisawa Pharmaceutical      600,000      5,187,394                 3.59%
-------------------------------------------------------------------------------
                                       $ 13,666,759                 9.45%
-------------------------------------------------------------------------------

Major Capitalization - North America -- 33.61%
-------------------------------------------------------------------------------
Amgen, Inc./(1)/             100,000   $  6,087,500                 4.21%
Biochem Pharma, Inc./(1)/    211,000      3,230,938                 2.23%
Biogen, Inc./(1)/             70,000      3,237,500                 2.24%
Centocor, Inc./(1)/          150,000      4,875,000                 3.37%
Genzyme Corp./(1)/           250,000      6,750,000                 4.66%
Lilly (Eli) & Co.             80,000      5,240,000                 3.62%
Merck & Co., Inc.             50,000      5,796,875                 4.01%
Pharmacia & Upjohn, Inc.     150,000      6,234,375                 4.31%
Warner-Lambert Co.           110,000      7,177,499                 4.96%
-------------------------------------------------------------------------------
                                       $ 48,629,687                33.61%
-------------------------------------------------------------------------------

Specialty Capitalization - Europe -- 4.05%
-------------------------------------------------------------------------------
Cambridge Antibody
Technology, Ltd./(1)/        521,040   $  1,310,520                 0.91%
Cambridge Antibody
Technology, Ltd.,
Warrants/(1)(2)(3)/           15,500            266                 0.00%
Ethical Holdings ADR/(1)/    150,000         42,195                 0.03%
Swiss Serum Institute            342      4,500,312                 3.11%
-------------------------------------------------------------------------------
                                       $  5,853,293                 4.05%
-------------------------------------------------------------------------------

Specialty Capitalization - Far East -- 6.15%
-------------------------------------------------------------------------------
Biota Holdings, Ltd./(1)/  1,100,000   $  2,954,397                 2.04%
Rohto Pharmaceutical         500,000      3,176,462                 2.20%
Teikoku Hormone
Manufacturing                550,000      2,767,959                 1.91%
-------------------------------------------------------------------------------
                                       $  8,898,818                 6.15%
-------------------------------------------------------------------------------

Specialty Capitalization - North America -- 18.48%
-------------------------------------------------------------------------------
Abgenix, Inc./(1)/            50,000   $    337,500                 0.23%
Agouron Pharmaceuticals,
Inc./(1)/                    150,000      2,887,500                 1.99%
Alexion Pharmaceuticals,
Inc./(1)/                    270,000      1,991,250                 1.38%
Aviron/(1)/                  125,000      2,710,938                 1.87%
Gilead Sciences, Inc./(1)/   153,500      2,801,375                 1.94%
Human Genome Sciences,
Inc./(1)/                    100,000      2,475,000                 1.71%
Idec Pharmaceuticals
Corp./(1)/                    55,000        990,000                 0.68%
Incyte Pharmaceuticals,
Inc./(1)/                    150,000      2,906,250                 2.01%
Lynx Therapeutics,
Inc./(1)/                    150,000      1,387,500                 0.96%
Pharmacopeia, Inc./(1)/      225,000      2,337,885                 1.62%
Premier Research
Worldwide/(1)/               235,000      1,086,875                 0.75%
SangStat Medical Corp./(1)/  125,000      2,078,125                 1.44%
Vertex Pharmaceuticals,
Inc./(1)/                    180,000      2,745,000                 1.90%
-------------------------------------------------------------------------------
                                       $ 26,735,198                18.48%
-------------------------------------------------------------------------------

Total Common Stocks and Warrants
    (identified cost $151,937,140)     $136,444,364
-------------------------------------------------------------------------------

Preferred Stocks -- 5.44%
-------------------------------------------------------------------------------

Specialty Capitalization - North America -- 5.44%
-------------------------------------------------------------------------------
Abgenix, Inc./(1)(3)/        276,923   $  1,869,230                 1.29%
Net Genics, Inc.
Convertible, Series D,
Preferred R/(1)(2)(3)/       250,000        500,000                 0.35%
Ontogeny, Inc./(1)(2)(3)/    600,000      1,500,000                 1.04%
Orchid Biocomputer,
Inc./(1)(2)(3)/              180,180      1,999,998                 1.38%
Tularik, Inc./(1)(2)(3)/     200,000      2,000,000                 1.38%
-------------------------------------------------------------------------------
                                       $  7,869,228                 5.44%
-------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $7,799,998)       $  7,869,228
-------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


Call Options Purchased -- 0.10%
                                                                 Percentage of
Security                   Shares      Value                     Net Assets
--------------------------------------------------------------------------------

Specialty Capitalization - Far East -- 0.10%
--------------------------------------------------------------------------------
Biota Holdings, Ltd.,
Expires 12/15/99,
Strike Price
AUD1.80/(1)(2)(3)(4)/         78,738   $    144,883                  0.10%
--------------------------------------------------------------------------------
                                       $    144,883                  0.10%
--------------------------------------------------------------------------------

Total Call Options Purchased
    (identified cost $31,000)          $    144,883
--------------------------------------------------------------------------------

Total Investments
    (identified cost $159,768,138)     $144,458,475                 99.86%
--------------------------------------------------------------------------------

Other Assets, Less Liabilities         $    203,690                  0.14%
--------------------------------------------------------------------------------

Net Assets                             $144,662,165                100.00%
--------------------------------------------------------------------------------

/(1)/ Non-income producing security.

/(2)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

/(3)/ Restricted security.

/(4)/ AUD = Australian dollars



                       See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost,                     $144,458,475
    $159,768,138)
Cash                                                              15,746
Receivable for investments sold                                1,827,205
Dividends receivable                                              33,600
Deferred organization expenses                                     8,224
--------------------------------------------------------------------------------
Total assets                                                $146,343,250
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable                                         $  1,670,000
Payable to affiliate for Trustees' fees                              587
Other accrued expenses                                            10,498
--------------------------------------------------------------------------------
Total liabilities                                           $  1,681,085
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in             $144,662,165
    Portfolio
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and                 $159,971,828
    withdrawals
Net unrealized depreciation (computed on the basis           (15,309,663)
    of identified cost)
--------------------------------------------------------------------------------
Total                                                       $144,662,165

Statement of Operations

For the Year Ended
August 31, 1998
(Expressed in United States Dollars)
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $142,488)                  $    777,659
--------------------------------------------------------------------------------
Total investment income                                     $    777,659
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                      $  1,162,878
Administration fee                                               450,794
Trustees fees and expenses                                        10,039
Custodian fee                                                    250,801
Legal and accounting services                                     13,123
Amortization of organization expenses                              2,417
Miscellaneous                                                     23,290
--------------------------------------------------------------------------------
Total expenses                                              $  1,913,342
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                              $    248,283
--------------------------------------------------------------------------------
Total expense reductions                                    $    248,283
--------------------------------------------------------------------------------

Net expenses                                                $  1,665,059
--------------------------------------------------------------------------------
Net investment loss                                         $   (887,400)
--------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $  9,926,335
    Foreign currency transactions                               (147,686)
--------------------------------------------------------------------------------
Net realized gain                                           $  9,778,649
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $(37,330,872)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $(37,330,872)
--------------------------------------------------------------------------------

Net realized and unrealized loss                            $(27,552,223)
--------------------------------------------------------------------------------
Net decrease in net assets from operations                  $(28,439,623)
--------------------------------------------------------------------------------



                       See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)              Year Ended            Year Ended
in Net Assets                    August 31, 1998       August 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss             $   (887,400)         $   (756,950)
    Net realized gain                  9,778,649             1,806,693
    Net change in unrealized         (37,330,872)           22,021,209
        appreciation (depreciation)
--------------------------------------------------------------------------------
Net increase (decrease) in
    net assets                      $(28,439,623)         $ 23,070,952
    from operations
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 79,343,537          $160,659,674
    Withdrawals                      (58,958,737)          (31,113,638)
--------------------------------------------------------------------------------
Net increase in net assets
    from capital                    $ 20,384,800          $129,546,036
    transactions
--------------------------------------------------------------------------------

Net increase (decrease) in          $ (8,054,823)         $152,616,988
    net assets


Net Assets
--------------------------------------------------------------------------------
At beginning of year                $152,716,988          $    100,000
--------------------------------------------------------------------------------
At end of year                      $144,662,165          $152,716,988
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                         Year Ended August 31,
                                              ----------------------------------
                                                        1998              1997
--------------------------------------------------------------------------------


Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                                1.06%             1.25%
Expenses after custodian fee reduction                  0.92%             1.18%
Net investment loss                                    (0.49)%           (0.81)%
Portfolio Turnover                                        34%               14%
--------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $   144,662       $   152,717
--------------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

  B Income -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

  C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirement, (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate

Worldwide Health Sciences Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


  of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
  ------------------------------------------------------------------------------
  Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. ("OrbiMed") serves as the Investment Adviser of the Portfolio. Under this agreement OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 1998, the fee was equivalent to 0.64% of the Portfolio's average daily net assets and amounted to $1,162,878.

  Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM) , EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998, the administration fee was 0.25% of average net assets.

  Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 1998, no significant amounts have been deferred.


3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $87,345,755 and $59,067,914 respectively for the year ended August 31, 1998.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1998, as computed on a federal income tax basis, were as follows:


  Aggregate cost                                                 $159,768,138
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                  $ 13,315,964

  Gross unrealized depreciation                                   (28,625,627)
  ------------------------------------------------------------------------------

  Net unrealized depreciation                                    $(15,309,663)
  ------------------------------------------------------------------------------


5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Worldwide Health Sciences Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


6 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios and funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $1,670,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1998.

7 Restricted Securities
  ------------------------------------------------------------------------------
  At August 31, 1998, the Portfolio owned the following securities (representing 5.54% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or, if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                           Date of
  Description              Acquisition     Shares   Cost           Fair Value
  ------------------------------------------------------------------------------

  Call Options Purchased
  ------------------------------------------------------------------------------
  Biota Holding, Ltd.
    Expires 12/15/99,
    Strike Price AUD1.80    12/18/95       78,738   $        0       $144,883
  ------------------------------------------------------------------------------
                                                    $        0       $144,883
  ------------------------------------------------------------------------------

  Preferred Stocks
  ------------------------------------------------------------------------------
  Abgenix, Inc.             12/18/97      276,923   $1,800,000     $1,869,230
  Net Genics, Inc.
    Convertible, Series
    D, Preferred R           3/20/98      250,000      500,000        500,000
  Ontogeny, Inc.             3/13/97      600,000    1,500,000      1,500,000
  Orchid Biocomputer,
    Inc.                    12/19/97      180,180    1,999,998      1,999,998
  Tularik, Inc.             10/14/96      200,000    2,000,000      2,000,000
  ------------------------------------------------------------------------------
                                                    $7,799,998     $7,869,228
  ------------------------------------------------------------------------------

  Warrants
  ------------------------------------------------------------------------------
  Cambridge Antibody
    Technology, Ltd.        08/28/96       15,500      $31,000           $266
  ------------------------------------------------------------------------------
                                                       $31,000           $266
  ------------------------------------------------------------------------------

Worldwide Health Sciences Portfolio as of August 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Worldwide Health Sciences Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Worldwide Health Sciences Portfolio as of August 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the years ended August 31, 1998, and 1997. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio at August 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and supplementary data for the years ended August 31, 1998, and 1997 in conformity with United States generally accepted accounting principles.

                            PricewaterhouseCoopers
                            Chartered Accountants
                            Toronto, Ontario
                            October 2, 1998


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 1998

INVESTMENT MANAGEMENT

Worldwide Health Sciences Portfolio


                    Officers
                    James B. Hawkes
                    President and Trustee

                    Samuel D. Isaly
                    Vice President and
                    Portfolio Manager

                    Raymond O'Neill
                    Vice President

                    Michel Normandeau
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    Independent Trustees
                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    Chairman and Chief Executive Officer
                    United Asset Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant